Related party transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total related party transactions	$ 41,592	$ 38,698
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party transactions	74,749	71,673
Investments In Financial Asset [member]
Statement [Line Items]
Total related party transactions	3,476	6,661
Trade And Other Payables [Member]
Statement [Line Items]
Total related party transactions	(36,633)	(38,493)
Borrowings [Member]
Statement [Line Items]
Total related party transactions	$ 0	$ (1,143)